Bank Line of Credit and Term Loan	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Debt Disclosure [Abstract]
Bank Line of Credit and Term Loan
Bank Line of Credit and Term Loan
We had a credit agreement with a commercial finance company that included a term loan and line of credit (the “Credit Facility”), which were collateralized by a first-priority interest in, among other things, our accounts receivable, general intangibles, inventory, equipment, and furniture and fixtures.
As of December 30, 2013, the term loan and line of credit had a balance of $38.5 million and $2.9 million, respectively. As of December 30, 2013, our interest rate for the term loan and line of credit was calculated based on the 1-month LIBOR (with a floor of 1.0%) plus 4.25%.
On April 16, 2014, we repaid in full our outstanding $37.5 million term loan and $10.8 million line of credit with a portion of the proceeds from our IPO. Upon repayment, the Credit Facility and all related agreements were terminated, including the existing interest rate contract. In addition, we wrote-off all unamortized loan costs, resulting in a loss on extinguishment of debt of $1.0 million.

Bank Line of Credit and Term Loan
We have an existing credit agreement with a commercial finance company that includes a term loan and line of credit ("the Credit Facility"), which are collateralized by a first-priority interest in, among other things, our accounts receivable, general intangibles, inventory, equipment, and furniture and fixtures.
On June 20, 2012, we signed the Second Amendment to the Credit Facility which was primarily executed to accommodate the purchase of the South Carolina franchise restaurants. As part of the Second Amendment, the existing Credit Facility increased to $25.0 million with incremental commitments of up to $5.0 million.
On November 30, 2012, we signed the Third Amendment to the Credit Facility. The outstanding line of credit at the time of the amendment became part of a term loan. In addition, the revolving line of credit was increased to $20.0 million with incremental commitments of up to $15.0 million. Under the Third Amendment, we were required to enter into a rate contract, within 90 days of the effective date of the amendment, providing protection against fluctuation in interest rates with respect to at least 50% of the principal amount of the term loan. In February 2013, in accordance with the Third Amendment, we entered into an interest rate cap agreement with an initial notional amount of $12.3 million. The notional amount amortizes commensurate with scheduled payments on the term loan. This instrument caps the one-month LIBOR rate at 2%, which is a component of the total rate on the term loan.
On November 26, 2013, we signed the Fourth Amendment to the Credit Facility. The outstanding line of credit at the time of the amendment became part of the term loan and the total term loan balance increased to $38.5 million. In addition, the revolving line of credit was increased to $26.5 million with incremental commitments of up to $15.0 million. The remaining borrowing capacity under the line of credit was $0.1 million as of December 30, 2013. The maturity date for the term loan and the line of credit is November 29, 2017. We are required to make quarterly payments equal to 1.25% of the new term loan commitment amount on the last business day of each March, June, September and December. The remaining balance will be repaid upon maturity.
As of December 30, 2013, our interest rate for the term loan and line of credit is calculated based on the 1-month LIBOR (with a floor of 1.0%) plus 4.25%. As of December 31, 2012, our interest rate for the term loan and line of credit is calculated based on the 1-month LIBOR (with a floor of 1.0%) plus 5.0%. The interest rate for our debt was 5.25% and 6.0% at December 30, 2013 and December 31, 2012.
The Credit Facility and subsequent amendments include customary covenants, including covenants limiting fundamental changes and certain transactions and payments. In addition, we are required to satisfy three quarterly financial covenants: (1) a consolidated leverage ratio of less than 5.75 to 1.00 through to December 31, 2014 and a consolidated leverage ratio of less than 5.50 to 1.00 thereafter, (2) a consolidated fixed charge coverage ratio of greater than 1.25 to 1.00, and (3) a capital expenditure incurrence test, which increases every year during the duration of the credit agreement. We are in compliance with these financial covenants as of December 30, 2013 and December 31, 2012; however, one of the other covenants in our Credit Facility required delivery of the 2012 audited financial statements by April 30, 2013. We did not meet this requirement and have obtained a waiver from our lender for this covenant as it relates to the 2012 financial statements. As such, we have classified our debt as noncurrent at December 31, 2012.
In addition, the ability of our subsidiaries to pay dividends is currently restricted by the terms of our Credit Facility. See Note 15 for additional information.
In conjunction with the Credit Facility, we incurred and capitalized $0.3 million and $0.6 million of loan costs in the years ended December 30, 2013 and December 31, 2012.

	2013		2012
	Carrying Value	Interest Rate	Carrying Value	Interest Rate	Maturity
Term Loan	$38,500,000	5.25%	$24,687,500	6.00%	2017
Revolving line of credit	2,900,000	5.25%	2,000,000	6.00%	2017
Total	41,400,000		26,687,500
Less current portion	(1,925,000)		(1,250,000)
Long-term debt	$39,475,000		$25,437,500

The principal amounts of our long-term debt are scheduled to be paid in installments on the dates below:

Date of payment	Amount
2014	$1,925,000
2015	1,925,000
2016	1,925,000
2017	35,625,000
Total Payments	$41,400,000